Subsequent Events (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 23, 2021	Mar. 11, 2021	Feb. 22, 2021	Feb. 08, 2021	Jan. 02, 2021	Mar. 25, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 28, 2018
Subsequent Event [Line Items]
Preferred stock, shares authorized								5,000,000		5,000,000	5,000,000
Value of stock issued to purchase assets									$ 201,187	$ 217,012
Pure Health Products, LLC [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized	4,000							4,000		4,000
Preferred stock, par value								$ 0.001		$ 0.001
Preferred stock, voting rights	collectively representing 19,500,000 voting shares				Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares.			Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.		Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.
Series D Preferred Stock [Member] | Marco Alfonsi [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Pasquale Ferro [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Stanley L. Teeple [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Series D Preferred Stock [Member] | Philip Scala [Member]
Subsequent Event [Line Items]
Stock issued during the period	150
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized								2,000		2,000
Preferred stock, par value								$ 0.001		$ 0.001
Subsequent Event [Member] | Asset Acquisition Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period							355,057
Payment to acquire assets			$ 355,057
Subsequent Event [Member] | Imbibe Health Solutions L L C [Member]
Subsequent Event [Line Items]
Value of stock issued to purchase assets				$ 65,000
Subsequent Event [Member] | K O R R Acquisition Group Inc [Member]
Subsequent Event [Line Items]
Debt principal amount						$ 175,000
Debt term						1 year
Debt instrument, interest rate						6.00%
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized					4,000
Preferred stock, par value					$ 0.001
Preferred stock, voting rights	collectively representing 19,500,000 voting shares				Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares
Stock issued during the period							1,950
Subsequent Event [Member] | Series D Preferred Stock [Member] | Marco Alfonsi [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Subsequent Event [Member] | Series D Preferred Stock [Member] | Pasquale Ferro [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Subsequent Event [Member] | Series D Preferred Stock [Member] | Stanley L. Teeple [Member]
Subsequent Event [Line Items]
Stock issued during the period	600
Subsequent Event [Member] | Series D Preferred Stock [Member] | Philip Scala [Member]
Subsequent Event [Line Items]
Stock issued during the period	150
Subsequent Event [Member] | Series C Preferred Stock [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period							150
Issuance of shares description						Out of the 200 each authorized, 50 have been issued to each employee
Subsequent Event [Member] | Series C Preferred Stock [Member] | Marco Alfonsi [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period		100				100
Number of shares authorized to issue						200
Subsequent Event [Member] | Series C Preferred Stock [Member] | Pasquale Ferro [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period		100				100
Number of shares authorized to issue						200
Subsequent Event [Member] | Series C Preferred Stock [Member] | Stanley L. Teeple [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period		100				100
Number of shares authorized to issue						200